Segment information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Segment information
Note 4. Segment information
The CODM which is responsible for the allocation of resources and evaluating the performance of the operating segment. The Committee monitors the operating results and performance indicators of its oil and gas properties on an aggregated basis, consistent with, due to the purpose of making decisions about the allocation of the resources, global negotiation with suppliers and the way agreements are managed with customers.
The Committee considers the business as one single segment, the E&P of natural gas, NGL and crude oil (includes all upstream business activities), through its own activities, subsidiaries and share holdings in joint operations, and based on the business nature, customer portfolio and risks involved. The Company did not aggregate any segment, as it has only one.
As of December 31, 2018, all revenues are derived from Argentine external customers. For the year ended December 31, 2019, the Company generated 99% of its revenues from external customers in Argentina and 1% in Mexico.
For the period beginning April 4, 2018 through December 31, 2018, January 1, 2018 through April 3, 2018 and for the year ended December 31, 2017, all its revenues and operations are derived from external Argentine customers, the depreciation of oil and gas properties and property, plant and equipment is fully associated with Argentina.
The subsidiaries’ accounting policies to measure results, assets and liabilities of the segment are consistent with that used in this condensed financial statement.
The following table summarizes
non-current
assets by jurisdiction:

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Argentina	982,397	871,313	260,547	288,676
Mexico	30,165	29,684	—	—

Total non-current assets	1,012,562	900,997	260,547	288,676